Amounts due to directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts due to directors [Abstract]
Directors' fees and attendance fees	$ 206	$ 163
Amounts due to directors	$ 49	$ 21